STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Jan. 31, 2020	May 16, 2019	Apr. 25, 2019	Jan. 31, 2019
Proceeds from the issuance of common stock, net of issuance costs		$ 7,200
Common stock, par value		$ 0.001		$ 0.001	$ 0.001
Aggregate offering price		450,000,000			450,000,000
Common Stock
Number of shares issued		6,493,612
Private placement
Number of shares issued	1,745,800
Proceeds from the issuance of common stock, net of issuance costs	$ 3,600
Share price (in dollars per share)	$ 0.09
Sales Agreement | JonesTrading
Number of shares issued		4,747,812
Proceeds from the issuance of common stock, net of issuance costs		$ 3,600
Common stock, par value			$ 0.001
Aggregate offering price			8,500,000